Other Income	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of Other Income [Abstract]
Other Income
7 .	OTHER INCOME

	For the six months ended June 30,
	2023	2022
(In thousands of US$)	US$	US$
Interest income	373	193
Government grants (note i)	—	531
Other income	28	32

	401	756

Note i:
Included
in the government grants are amounts in thousands of Australian Dollar (“AUD”) 707 (equivalent to approximately US$497 thousand), representing the unconditional subsidies from the Australian government specifically for supporting the research and development activities carried out in Australia for the six months ended June 30, 2022. The remaining $34 thousand amounts represent government subsidies in relation to the research and development activities in the PRC. All the government grants provide immediate financial support with no future related costs nor related to any assets.

7.	OTHER INCOME

	Years ended December 31,
	2020	2021	2022
	US$	US$	US$
Interest income (note i)	330	467	431
Government grants (note ii)	1,730	587	1,016

	2,060	1,054	1,447

Notes:

(i)	Included in interest income of US$2 for the year ended December 31, 2020 is arising from loan to a director as disclosed in Note 30.

(ii)
Included in the government grants are amounts in thousands of Australian Dollar (“AUD”) 1,942 (equivalent to approximately US$1,407), nil and AUD 1,353 (equivalent to approximately US$908), representing the subsidies from the Australian government specifically for supporting the research and development activities carried out in Australia for the years ended December 31, 2020, 2021 and 2022 respectively. The remaining amounts represent government subsidies in relation to the research and development activities in the US and the PRC. All the government grants provide immediate financial support with no future related costs nor related to any assets.